Subsequent (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Dec. 18, 2015	Oct. 20, 2015
Subsequent Events [Abstract]
BP Claim Settlement		$ 2,048	$ 2,106
Claim on appeal			$ 62
Contingency fee	17.50%